Document And Entity Information	Oct. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2024
Entity Registrant Name	SunLink Health Systems Inc.
Entity Central Index Key	0000096793
Entity Emerging Growth Company	false
Entity File Number	001-12607
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	31-0621189
Entity Address, Address Line One	900 Circle 75 Parkway
Entity Address, Address Line Two	Suite 690
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	933-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares without par value Preferred Share Purchase Rights
Trading Symbol	SSY
Security Exchange Name	NYSEAMER